Owners' Capital/Partners' Equity - Subordinated Units (Details)		12 Months Ended
	May 16, 2017 shares	Dec. 31, 2017 USD ($) item $ / shares
Owners' Capital/Partners' Equity
Subordinated units minimum quarterly distribution | $		$ 0.375
Minimum distribution to be paid during the subordination period on each outstanding common and subordinated unit | $ / shares		$ 0.375
Distribution to be paid during the subordination period on the general partner's interest		2.00%
Number of consecutive four-quarter periods to pay minimum distribution | item		3
Conversion ratio of subordinated units to common units	1
Number of subordinated units converted into common units | shares	9,822,358